Annual Total Returns - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI Emerging Markets Value Index Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	May 12, 2020
Fidelity SAI Emerging Markets Value Index Fund
Bar Chart Table:
Annual Return 2021	6.03%